Fair Value - Summary of fair value measurement of assets (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	S/ 23,071,703
Balance as of December 31	22,755,841	S/ 23,071,703
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	919,866	977,835
Purchases	81,369	85,777
Sales	(78,231)	(35,625)
Gain (loss) recognized on the consolidated statement of income	126,777	(108,121)
Balance as of December 31	S/ 1,049,781	S/ 919,866